Expense Example, No Redemption (Vanguard Total Stock Market Index Fund ETF)	Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	64